UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number: (811-10373)

Exact name of registrant as specified in charter: TH Lee, Putnam Investment Trust

Address of principal executive offices: One Post Office Square, Boston, Massachusetts 02109

Name and address of agent for service:	Francis J. McNamara III, Vice President

Clerk and Chief Legal Officer

One Post Office Square

Boston, Massachusetts 02109

Copy to:	John E. Baumgardner, Esq.

Sullivan & Cromwell LLP

125 Broad Street

New York, New York 10004-2498

Registrant’s telephone number, including area code:	(617) 292-1000

Date of fiscal year end: October 31, 2007

Date of reporting period: January 31, 2007

Item 1. Schedule of Investments:

TH Lee, Putnam Emerging Opportunities Portfolio

The fund's portfolio
1/31/07 (Unaudited)

COMMON STOCKS (95.4%)(a)
	Shares	Value

Basic Materials (2.3%)
Agnico-Eagle Mines, Ltd. (Canada)	9,700	$390,425
Cameco Corp. (Canada)	7,800	297,414
Freeport-McMoRan Copper & Gold, Inc. Class B	4,800	276,048
Goldcorp, Inc. (Canada)	6,350	175,959
PAN American Silver Corp. (Canada) (NON)	6,100	173,118
Steel Dynamics, Inc.	4,454	174,641
		1,487,605

Capital Goods (4.7%)
Actuant Corp. Class A	4,200	209,118
Aerovironment, Inc. (NON)	2,660	60,834
Alliant Techsystems, Inc. (NON)	3,300	267,300
Cummins, Inc.	1,500	201,840
Dover Corp.	2,200	109,120
Foster Wheeler, Ltd. (NON)	3,900	208,533
Global Imaging Systems, Inc. (NON)	10,200	196,350
Lincoln Electric Holdings, Inc.	4,900	297,773
Mettler-Toledo International, Inc. (Switzerland) (NON)	2,800	231,840
Parker-Hannifin Corp.	2,400	198,624
Rofin-Sinar Technologies, Inc. (NON)	2,400	157,032
Superior Essex, Inc. (NON)	4,100	130,831
Timken Co.	9,200	263,212
Wabtec Corp.	8,100	259,362
WESCO International, Inc. (NON)	4,000	242,880
		3,034,649

Consumer Cyclicals (8.3%)
A.C. Moore Arts & Crafts, Inc. (NON)	13,400	270,948
Advance Auto Parts, Inc.	5,400	204,930
Barnes & Noble, Inc.	4,300	167,399
Big Lots, Inc. (NON)	8,800	228,184
Circuit City Stores-Circuit City Group	8,400	171,444
Dollar Tree Stores, Inc. (NON)	6,500	204,490
GateHouse Media, Inc.	4,350	82,563
Genlyte Group, Inc. (The) (NON)	2,800	212,156
Hearst-Argyle Television, Inc.	6,400	167,168
infoUSA, Inc.	17,500	210,175
Jakks Pacific, Inc. (NON)	10,000	202,700
K2, Inc. (NON)	13,300	160,664
Maidenform Brands, Inc. (NON)	9,600	192,192
Manpower, Inc.	2,200	160,446
Navigant Consulting, Inc. (NON)	10,400	216,112
OfficeMax, Inc.	7,700	371,833
Pacific Sunwear of California, Inc. (NON)	16,500	323,400
RadioShack Corp.	17,800	393,380
Ross Stores, Inc.	6,800	220,252
Sherwin-Williams Co. (The)	4,600	317,860
Timberland Co. (The) Class A (NON)	6,900	208,173
Tupperware Brands Corp.	7,600	177,308
Vail Resorts, Inc. (NON)	3,900	180,375
Whirlpool Corp.	4,100	374,863
		5,419,015

Consumer Staples (18.0%)
Capella Education Co. (acquired 2/14/02, cost
$2,764,467) (F)(RES)(NON)	449,640	10,223,010
Career Education Corp. (NON)	9,300	266,631
Domino's Pizza, Inc.	13,100	374,267
Interline Brands, Inc. (NON)	8,400	190,932
Jack in the Box, Inc. (NON)	4,100	253,339
Papa John's International, Inc. (NON)	6,500	179,530
Sonic Corp. (NON)	9,200	204,332
		11,692,041

Energy (2.3%)
Cameron International Corp. (NON)	5,600	294,000
First Solar, Inc. (NON)	1,590	51,468
FMC Technologies, Inc. (NON)	2,500	154,825
Helix Energy Solutions Group, Inc. (NON)	6,900	221,973
National-Oilwell Varco, Inc. (NON)	2,500	151,600
Noble Energy, Inc.	3,200	170,912
Peabody Energy Corp.	5,100	208,233
Solarfun Power Holdings Co., Ltd. ADR (China) (NON)	3,900	58,617
Universal Compression Holdings, Inc. (NON)	2,700	163,188
		1,474,816

Financial (4.0%)
A.G. Edwards, Inc.	4,300	284,703
Advanta Corp. Class B	7,200	334,152
Affiliated Managers Group (NON)	2,500	278,500
American Financial Group, Inc.	4,800	169,536
Calamos Asset Management, Inc. Class A	5,000	136,950
CB Richard Ellis Group, Inc. Class A (NON)	12,400	466,364
Corus Bankshares, Inc.	8,400	178,920

Cullen/Frost Bankers, Inc.	3,200	171,296
HFF, Inc. Class A (NON)	4,500	84,150
IntercontinentalExchange, Inc. (NON)	2,640	344,652
Safety Insurance Group, Inc.	3,800	185,592

		2,634,815

Health Care (14.0%)
AMERIGROUP Corp. (NON)	10,300	373,478
AmSurg Corp. (NON)	6,100	134,200
Barr Pharmaceuticals, Inc. (NON)	5,700	305,064
C.R. Bard, Inc.	4,900	404,348
Cephalon, Inc. (NON)	5,500	398,255
Charles River Laboratories International, Inc. (NON)	4,600	207,000
DENTSPLY International, Inc.	9,100	280,644
Edwards Lifesciences Corp. (NON)	5,900	301,844
Henry Schein, Inc. (NON)	2,600	132,002
Hospira, Inc. (NON)	8,775	322,745
Invitrogen Corp. (NON)	2,500	153,075
Kinetic Concepts, Inc. (NON)	7,650	376,304
Laboratory Corp. of America Holdings (NON)	4,400	323,136
MedImmune, Inc. (NON)	11,100	384,726
Millipore Corp. (NON)	2,800	191,744
Mylan Laboratories, Inc.	8,900	197,046
PDL BioPharma, Inc. (NON)	9,300	190,743
Pediatrix Medical Group, Inc. (NON)	3,700	194,398
Restore Medical, Inc.
(NON)(AFF)	862,069	3,318,966
Salix Pharmaceuticals, Ltd. (NON)	13,100	186,020
Sierra Health Services, Inc. (NON)	5,300	213,060
Waters Corp. (NON)	5,600	317,464
WellCare Health Plans, Inc. (NON)	2,400	185,952
		9,092,214

Real Estate (4.3%)
Spirit Finance Corp.(R)	226,400	2,834,527

Technology (37.1%)
Acme Packet, Inc. (NON)	3,631	57,660
Aeroflex, Inc. (NON)	13,900	166,244
Agere Systems, Inc. (NON)	13,400	269,876
Amphenol Corp. Class A	4,300	291,196
Autodesk, Inc. (NON)	4,100	179,252
Avaya, Inc. (NON)	21,100	270,713
Avnet, Inc. (NON)	13,400	416,070
Avocent Corp. (NON)	4,900	169,246
Cadence Design Systems, Inc. (NON)	14,200	268,380
Commvault Sysytems, Inc. (acquired various dates from
1/30/02 through 6/20/06, cost $7,011,032) (F)(RES)(NON)	1,127,926	17,212,151
Covansys Corp. (NON)	9,299	209,878
CSG Systems International, Inc. (NON)	10,800	270,864
Cymer, Inc. (NON)	3,600	152,028
Electronics for Imaging, Inc. (NON)	6,300	145,215
Epicor Software Corp. (NON)	16,300	225,755
Fiserv, Inc. (NON)	4,400	231,308
Formfactor, Inc. (NON)	5,492	223,250
General Cable Corp. (NON)	3,500	150,955
Jack Henry & Associates, Inc.	9,900	211,266
Knot, Inc. (The) (NON)	7,750	233,818
Komag, Inc. (NON)	3,300	112,596
Lam Research Corp. (NON)	4,200	192,402
Manhattan Associates, Inc. (NON)	6,100	171,227
Mantech International Corp. Class A (NON)	6,200	211,544
Mentor Graphics Corp. (NON)	16,200	301,320
MSC.Software Corp. (NON)	13,300	208,810
ON Semiconductor Corp. (NON)	34,000	284,240
RF Micro Devices, Inc. (NON)	40,200	310,344
Sybase, Inc. (NON)	11,900	308,091
Tekelec (NON)	12,800	197,120
TradeStation Group, Inc. (NON)	7,800	99,528
Trimble Navigation, Ltd. (NON)	4,600	260,268
TTM Technologies, Inc. (NON)	6,400	68,544
Tyler Technologies, Inc. (NON)	7,000	97,300
		24,178,459

Transportation (0.4%)
Hornbeck Offshore Services, Inc. (NON)	4,800	132,096
Omega Navigation Enterprises, Inc.	9,600	150,432
		282,528

Total common stocks (cost $38,694,018)		$62,130,669

CONVERTIBLE PREFERRED STOCKS (0.7%)(a) (cost $5,449,998)

	Shares	Value

Refractec, zero% cv. bridge notes (acquired 1/31/07,
cost $450,000) (Private) (F)(RES)(NON)	1	$450,000
Refractec Ser. D, zero % cv. pfd. (acquired various
dates from 8/16/02 through 6/30/03, cost $4,999,998)
(Private) (F)(RES)(NON)(AFF)	833,333	8,333

		$458,333

SHORT-TERM INVESTMENTS (7.8%)(a) (cost $5,111,000)
	Principal
	amount/shares	Value

Repurchase agreement dated January 31, 2007 with Bank
of America due February 1, 2007 with respect to various
U.S. Government obligations -maturity value of $5,111,743 for an effective yield of 5.23%
(collateralized by Federal Home Loan Bank 5.30% due 7/17/2008 valued at $5,121,534)	$5,111,000	$5,111,000

TOTAL INVESTMENTS

Total investments (cost $49,255,016) (b)		$67,700,002

WRITTEN OPTIONS OUTSTANDING at 1/31/07 (premiums received $2,649) (Unaudited)

	Contract	Expiration date/
	amount	strike price	Value

Knot, Inc.	$2,712	Mar-07/$33.42	$1,809
Formfactor, Inc.	549	Feb-07/$45.44	237
Cymer, Inc.	360	Feb-07/$49.75	23

Total			$2,069

NOTES

(a) Percentages indicated are based on net assets of $65,125,393.

(b) The aggregate identified cost on a tax basis is $49,255,016, resulting in gross unrealized appreciation and depreciation of $23,747,564 and $5,302,578, respectively, or net unrealized appreciation of $18,444,986.

(NON) Non-income-producing security.

(RES) Restricted, excluding 144A securities, as to public resale. The total market value of restricted securities held at January 31, 2007 was $27,893,494 or 42.8% of net assets.

(AFF) Transactions during the period with companies in which the fund owned at least 5% of the voting securities were as follows:

		Purchase		Sales		Dividend
Affiliates		cost		proceeds		income	Value

Refractec		$-		$-		$-	$8,333
Restore Medical		-		-		-	3,318,966

Totals	$		$		$		$3,327,299

Market values are shown for those securities affiliated at period end.

(R) Real Estate Investment Trust.

(F) Security is valued at fair value following procedures approved by the Trustees.

ADR after the name of a foreign holding stands for American Depository Receipts representing ownership of foreign securities on deposit with a custodian bank.

Security valuation Investments for which market quotations are readily available are stated at the last reported sales price on their principal exchange, or official closing price for certain markets. If no sales are reported -- as in the case of some securities traded over-the-counter -- a security is valued at its last reported bid price. Market quotations are not considered to be readily available for private equity securities: such investments are initially valued at cost and then stated at fair value following procedures approved by the Trustees. As part of those procedures, TH Lee, Putnam Capital Management, LLC (the “Manager “), a subsidiary of TH Lee, Putnam Capital, L.P. (a joint venture of Putnam Investment Holdings, LLC, which in turn is an indirect subsidiary of Putnam LLC (“Putnam”) and Thomas H. Lee Partners, LP) will monitor each fair valued security on a daily basis and will adjust its value, as necessary, based on such factors as the financial and/or operating results, the general developments in the issuer’s business including products and services offered, management changes, changes in contracts with customers, issues relating to financing, the likelihood of a public offering, the liquidity of the security, any legal or contractual restrictions, the value of an unrestricted related public security and other analytical data. Restricted securities of the same class as publicly traded securities will be valued at a discount from the public market price reflecting the nature and extent of the restriction. The discount applies to securities subject to resale restrictions with known expirations will be reduced according to a specific timetable as the applicable extention approaches. Securities fair valued at January 31, 2007 represented 42.8% of the fund’s net assets. Fair value prices may differ materially from the value that would be realized if the fair-valued securities were sold. Securities quoted in foreign currencies are translated into U.S. dollars at the current exchange rate. For foreign investments, if trading or events occurring in other markets after the close of the principal exchange in which the securities are traded are expected to materially affect the value of the investments, then those investments are valued, taking into consideration these events, at their fair value. Short-term investments having remaining maturities of 60 days or less are stated at amortized cost, which approximates fair value.

Futures and options contracts The fund may use futures and options contracts to hedge against changes in the values of securities the fund owns or expects to purchase, or for other investment purposes. The fund may also write options on swaps or securities it owns or in which it may invest to increase its current returns.

The potential risk to the fund is that the change in value of futures and options contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments, if there is an illiquid secondary market for the contracts, or if the counterparty to the contract is unable to perform. Risks may exceed amounts recognized on the statement of assets and liabilities. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Realized gains and losses on purchased options are included in realized gains and losses on investment securities. If a written call option is exercised, the premium originally received is recorded as an addition to sales proceeds. If a written put option is exercised, the premium originally received is recorded as a reduction to the cost of investments. Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade. The fund and the broker agree to exchange an amount of cash equal to the daily fluctuation in the value of the futures contract. Such receipts or payments are known as “variation margin.” Exchange traded options are valued at the last sale price or, if no sales are reported, the last bid price for purchased options and the last ask price for written options. Options traded over-the-counter are valued using prices supplied by dealers. Futures and written option contracts outstanding at period end, if any, are listed after the fund’s portfolio.

Repurchase agreements The fund, or any joint trading account, through its custodian, receives delivery of the underlying securities, the market value of which at the time of purchase is required to be an amount at least equal to the resale price, including accrued interest. Collateral for certain tri-party repurchase agreements is held at the counterparty’s custodian in a segregated account for the benefit of the fund and the counterparty. Putnam Management is responsible for determining that the value of these underlying securities is at all times at least equal to the resale price, including accrued interest.

For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Item 2. Controls and Procedures:

(a) The registrant's principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission's rules and forms.

(b) Changes in internal control over financial reporting: Effective January 1, 2007, the fund retained State Street Bank and Trust Company ("State Street") as its custodian. Putnam Fiduciary Trust Company, the fund's previous custodian, is managing the transfer of the fund's assets to State Street. This transfer is expected to be completed during the first half of 2007, with PFTC remaining as custodian with respect to fund assets until the assets are transferred. Also effective January 1, 2007, PFTC entered into a Master Sub-Accounting Services Agreement with State Street, under which PFTC has delegated to State Street responsibility for providing certain administrative, pricing, and bookkeeping services for the fund.

Item 3. Exhibits:

Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

TH LEE, PUTNAM INVESTMENT TRUST

By (Signature and Title):

/s/ Janet C. Smith
Janet. C. Smith
Principal Accounting Officer
Date: March 29, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Linwood E. Bradford
Linwood E. Bradford
Principal Executive Officer
Date: March 29, 2007

By (Signature and Title):

/s/ Steven D. Krichmar
Steven D. Krichmar
Principal Financial Officer
Date: March 29, 2007